Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation Allowance [Line Items]
Deferred Tax Liabilities, Net, Noncurrent	$ 202,100,000	$ 216,200,000
Income Taxes (Textual) [Abstract]
U.S. federal statutory corporate tax rate	35.00%	35.00%	35.00%
Provision for income taxes	71,396,000	77,903,000	60,526,000
Effective tax rate	43.40%	40.60%	37.70%	37.60%
Long-term deferred tax assets	63,700,000	64,900,000
Number Of Dealerships Acquired			16
Provision for deferred taxes on undistributed earnings	16,700,000
Foreign earnings potential tax	4,700,000
No unrecognized tax benefits	0	0
2.25% Notes [Member]
Valuation Allowance [Line Items]
Debt interest rate	2.25%
3.00% Notes [Member]
Valuation Allowance [Line Items]
Debt interest rate	3.00%
UNITED KINGDOM
Income Taxes (Textual) [Abstract]
Number Of Dealerships Acquired	3	4	6
Foreign [Member]
Valuation Allowance [Line Items]
Deferred Tax Liabilities, Net, Noncurrent	9,600,000	27,500,000
Operating Loss Carryforwards	65,500,000
State [Member]
Valuation Allowance [Line Items]
Operating Loss Carryforwards	$ 244,200,000
Minimum [Member]
Valuation Allowance [Line Items]
Operating Loss Carryforwards, Expiration Dates	Dec. 31, 2015
Maximum [Member]
Valuation Allowance [Line Items]
Operating Loss Carryforwards, Expiration Dates	Dec. 31, 2034